Commitments, Contingencies, and Concentration Risk - Contingencies - Robots Purchase Agreement (Details)			9 Months Ended
	May 15, 2023 USD ($) item	May 12, 2023 USD ($) item	Sep. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Accredited Investor
Commitments, Contingencies, and Concentration Risk
Number Of Deployed Telepresence Robots Rights Held			8
Percentage of monthly revenue generated from telepresence robots, considered for payment			80.00%
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc
Commitments, Contingencies, and Concentration Risk
Number Of Deployed Telepresence Robots Rights Held	8
Percentage of monthly revenue generated from telepresence robots, considered for payment	80.00%
Telepresence robots deployed	8		8
Aggregate principal amount | $	$ 200,000		$ 200,000
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc | Minimum
Commitments, Contingencies, and Concentration Risk
Total number of deployed telepresence robots	12		13
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc | Maximum
Commitments, Contingencies, and Concentration Risk
Total number of deployed telepresence robots	20		20
Purchase Agreement for Telepresence Robots
Commitments, Contingencies, and Concentration Risk
Total number of deployed telepresence robots		11
Percentage of monthly revenue generated from telepresence robots, considered for payment		80.00%
Telepresence robots deployed			8
Amount paid by investor | $		$ 352,000
Total purchase commitment | $			$ 711,900
Number of robots purchased			20
Unpaid commitment amount | $			$ 179,900	$ 179,900
Number of robots for which lifetime use payments is to be made			125